RELATED PARTY TRANSACTIONS, Related Parties (Details)	12 Months Ended
	Dec. 31, 2019	[1]
Tencent Limited and its affiliates ("Tencent") [Member]
Related Parties [Abstract]
Relationship with the Company	A shareholder of the Company
Vietnam Payment Solutions JSC ("VN Pay") [Member]
Related Parties [Abstract]
Relationship with the Company	An associated company	[2]
Shanghai Wuju Information Technology Co., Ltd. ("Wuju") [Member]
Related Parties [Abstract]
Relationship with the Company	An associated company
Vexere Joint Stock Company ("Vexere") [Member]
Related Parties [Abstract]
Relationship with the Company	An associated Company
Directors and the key management [Member]
Related Parties [Abstract]
Relationship with the Company	Key Management

[1]	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2017, 2018 and 2019.
[2]	VN Pay ceased to be a related party of the Company as of August 31, 2017.